Nature of Business (Details) $ in Thousands				12 Months Ended
	Sep. 22, 2020 £ / shares shares	Aug. 07, 2020 shares	Aug. 28, 2019 USD ($)	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2020 £ / shares	Aug. 19, 2020 £ / shares	Aug. 18, 2020 £ / shares	Dec. 31, 2019 £ / shares
Conversion of Stock [Line Items]
Shares issued, stock splits (in shares) | shares		1,161
Stock split, conversion ratio	8.8028	0.00086133
Consideration received on transaction | $			$ 25,000
Net loss | $				$ (60,334)	$ (19,612)
Accumulated deficit | $				(97,899)	(37,565)
Cash and cash equivalents | $				190,327	$ 24,966
Initial Public Offering
Conversion of Stock [Line Items]
Consideration received on transaction | $				$ 132,800
Ordinary Shares
Conversion of Stock [Line Items]
Common stock, par value (in dollars per share) | £ / shares	£ 0.008					£ 0.008	£ 0.001	£ 1.00	£ 0.008
Common stock, outstanding (in shares) | shares	27,305,331			35,930,331	10,752,429
Deferred Shares
Conversion of Stock [Line Items]
Common stock, par value (in dollars per share) | £ / shares	£ 21,921.504					£ 21,921.504			£ 21,921.504
Common stock, outstanding (in shares) | shares				1	0
American Depositary Shares | Initial Public Offering
Conversion of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares) | shares	8,625,000
Sale of stock, price per share (in dollars per share) | £ / shares	£ 17.00
American Depositary Shares | Over-Allotment Option
Conversion of Stock [Line Items]
Sale of stock, shares issued in transaction (in shares) | shares	1,125,000